UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

GCAT NQM Depositor, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001775496

GCAT 2019-NQM3 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Jason Biegel, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
99.2	Opus ATR Report
99.3	Opus Data Compare
99.4	Opus Exception Report
99.5	Opus Grading Summary
99.6	Opus Valuation Report
99.7	Clayton Services LLC (“Clayton”) Narrative
99.8	Clayton Rating Agency ATR QM
99.9	Clayton Loan Level Tape Compare
99.10	Clayton Conditions Report
99.11	Clayton Non ATR QM Upload
99.12	Clayton Valuations Summary
99.13	AMC Diligence, LLC (“AMC”) Narrative
99.14	AMC Rating Agency Grades
99.15	AMC Exception Grades
99.16	AMC Valuation Summary
99.17	AMC Data Compare
99.18	Digital Risk, LLC (“Digital Risk”) Narrative
99.19	Digital Risk Exceptions Report
99.20	Digital Risk Rating Agency Grade Report
99.21	Digital Risk Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat nqm DEPOSITOR, LLC

(Depositor)

Date: November 12, 2019	/s/ Jason Biegel
Name: Jason Biegel
Title: Vice President (senior officer in charge of securitization)